Cover	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	Columbia Banking System, Inc.
Entity Central Index Key	0000887343
Amendment Flag	false
EBP Plan
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	Columbia Banking System, Inc.
Entity Central Index Key	0000887343
Amendment Flag	false